MoA Small Cap Growth Fund Investment Risks - MoA Small Cap Growth Fund	Dec. 31, 2025
General Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. Since the equity securities of smaller companies may not be traded as often as for larger companies, it may be difficult to trade such securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small-Cap risk: Small-cap stocks generally are subject to greater, less predictable price changes than the securities of companies with larger market capitalizations.
Growth Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Growth Stock risk: Growth stocks generally have above average growth potential, low dividends and high prices relative to standard measures. Growth stocks may not achieve their growth potential and may be more volatile than, and may not outperform, value style investing.
Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Focused Investment risk: Certain Funds may invest significantly in the securities of related issuers, such as those in a particular industry, group of industries, sector or geographic region. When a Fund so invests, the Fund’s performance depends to a greater extent on the overall condition of those issuers or the relevant industry, group of industries, sector or geographic region, and is more susceptible to events affecting, and the risks of, such issuers.
Health Care Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Health Care Sector risk: Companies in the health care sector are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.
Industrials Sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Industrials Sector risk: Companies in the industrials sector can be significantly affected by changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Companies in the industrials sector may be significantly affected by factors including government regulation, world events, economic conditions and risks for environmental damage and product liability claims.
Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Technology Sector risk: Companies in the technology sector can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund, loss of money is a risk of investing in the Fund.